DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Municipal Money Market Fund. For its semi-annual reporting period ended November 30, 1995, your Fund produced an annualized yield of 3.22%. For investors in the highest Federal income tax bracket (39.6%), this equates to a taxable equivalent yield of 5.33%. Income dividends of approximately $.016 per share were paid during the period. Reinvesting these dividends and calculating the effect of compounding resulted in an annualized effective yield of 3.27%.* These dividends were exempt from Federal personal income taxes, although some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.
THE ECONOMY
    Modest economic growth and low inflation have spurred a dramatic, year-long rally in the bond market. Short-term rates rates have fallen as well. The Federal Reserve Board's reduction of the Fed Funds rate last summer confirmed what investors had already suspected: inflation, at least for the immediate future, was under control. Now questions abound regarding the duration of the economic recovery and the likelihood of recession.
    The economic recovery of the 1990s was productivity-driven. Corporations implemented extraordinary cost control measures that, while dramatically improving bottom line earnings, now contribute to the slow rate of employment growth. Job creation is a significant factor that affects consumer spending and a major component of economic activity. The pace of new job creation, currently at its slowest since World War II, is worrisome. Indeed, wages and salaries grew at under 3% over the past year, barely keeping pace with inflation. Still, surveys indicate that consumers remain optimistic, despite indications that their spending is being affected by the slow growth in disposable income. Recent reports on retail sales confirm this reticence in spending. A consumer-led weakening of the economy could lead to further Federal Reserve easing of monetary policy.
    It was concern about lagging economic growth that prompted the Federal Reserve to ease the Federal Funds rate in July. The housing market and new home construction had been helped earlier this year by low interest rates although both have exhibited signs of weakness recently. Business capital spending, another engine of economic growth, has been solid. Exports represent another bright area of the economy. Because of the new competitiveness of American businesses abroad, the U.S. trade deficit continues to shrink. Through September, the trade deficit with Japan narrowed for the sixth consecutive month. Exports, while a relatively small component of overall economic activity in this country, provide an important support for the job market. If U.S. products lose competitiveness in world markets, foreign orders may go elsewhere and jobs could be lost here.
MARKET ENVIRONMENT
    In addition to the impact of action taken by the Federal Reserve Board, technical factors (i.e., supply/demand) contributed to a significant strengthening of market conditions in late June and early July. Demand exceeded supply during this time, and short-term yields on municipal issues dropped accordingly.
    In the fall, rates on short-term issues settled into a trading range. However, a steady interchange of variable rate demand notes (VRDNs) between corporate holders and municipal money market funds kept rates on these securities attractive, which resulted in an inverted yield curve (where rates on shorter maturities are higher than rates on longer issues) throughout most of the season. It is expected that this situation will change dramatically in January as cashflows into municipal money market funds increase demand for VRDNs and their rates drop.
THE PORTFOLIO
    With the inverted yield curve, daily and weekly demand notes yielded moderately more than both commercial paper and notes through most of the period. However, since this situation is expected to change, our investment strategy involved an attempt to lengthen the maturity, where possible, and to lock in rates that we felt would outperform variable rate notes early in 1996.
    The commercial paper and one-year note markets provided the means for extending while attempting to maintain a competitive yield. However, our success in achieving the desired average maturity was somewhat limited due to a dearth of high quality issues from which to choose. As a result, your Fund's current average maturity still leaves room to extend if a change in market or supply conditions warrants.
    Our primary tasks - to preserve principal, to invest in those issues that meet our high quality standards, and to maintain a balance of income and liquidity consistent with our conservative management philosophy - continue to guide our portfolio decisions.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                              (Richard J. Moynihan  Signature Logo)

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
December 15, 1995
New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS                                                                         NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                       PRINCIPAL
TAX EXEMPT INVESTMENTS-100.0%                                                                          AMOUNT            VALUE
                                                                                                  --------------- ------------
ALABAMA-4.2%
Alabama Industrial Development Authority, SWDR, VRDN (Pine City Fiber Co.
Project)
    3.90% (LOC; Barclays Bank) (a,b)........................................                      $  39,000,000  $ 39,000,000
ALASKA-1.5%
Valdez, Marine Terminal Revenue, Refunding, CP (Arco Transportation Project)
    3.90%, Series C, 12/13/95...............................................                         14,100,000    14,100,000
CALIFORNIA-2.9%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
    Refunding, VRDN
    4.15%, Series A (Insured; MBIA and SBPA; Industrial Bank of Japan) (a)..                         13,000,000    13,000,000
South Coast Local Education Agencies and Partnerships 5%, 8/14/96...........                         14,560,000    14,603,775
COLORADO-2.8%
Colorado Student Obligation Bond Authority, Student Loan Revenue, VRDN
    3.75%, Series A (LOC; Student Loan Marketing Association) (a,b).........                         12,200,000    12,200,000
Denver Urban Renewal Authority, Tax Increment Revenue
    (Downtown Denver Renewal)
      4.20%, Series A, 2/15/96 (Collateralized in; U.S. Treasury Bills).....                         14,115,000    14,115,000
DELAWARE-8.0%
Delaware Economic Development Authority, Revenue, VRDN
    (Hospital Billing and Collection Service Limited Project):
      3.75%, Series A (Insured; MBIA) (a)...................................                         25,000,000    25,000,000
      3.75%, Series B (Insured; MBIA) (a)...................................                         14,000,000    14,000,000
      3.75%, Series C (Insured; MBIA) (a)...................................                         36,400,000    36,400,000
DISTRICT OF COLUMBIA-2.3%
District of Columbia, VRDN (General Fund Recovery):
    4%, Series B-1 (LOC; Union Bank of Switzerland) (a,b)...................                          5,100,000     5,100,000
    4%, Series B-3 (LOC; Landesbank Hessen) (a,b)...........................                         16,500,000    16,500,000
FLORIDA-3.6%
Jacksonville Electric Authority, Revenue, CP
    3.70%, Series D-1, 12/19/95 (LOC; Credit Suisse) (b)....................                         13,000,000    13,000,000
Sunshine State Governmental Financing Commision, Revenue, CP
    3.75, Series B, 2/12/96 (Liquidity Facility; State Board of Administration of Florida)           20,390,000    20,390,000
GEORGIA-3.5%
Athens-Clarke County Industrial Development Authority, IDR, VRDN
    (Nakanishi Manufacturing Corp. Project) 4.325% (LOC; Sumitomo Bank) (a,b)                         6,000,000     6,000,000
Burke County Development Authority, PCR, Refunding, VRDN
    (Oglethorpe Power Corp.)
    3.60% (Insured; FGIC and SBPA; Credit Local de France) (a)..............                          9,400,000     9,400,000
Savannah Economic Development Authority, Revenue Exempt Facilities, VRDN
    (Home Depot Project) 3.90%, Series A (Corp. Guaranty; Home Depot) (a)...                         17,000,000    17,000,000

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                     PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                                   AMOUNT           VALUE
                                                                                                  -------------   -------------
HAWAII-1.1%
Honolulu City and County, Multi-Family Revenue, VRDN (Royal Kunia Gardens)
    4.30%, Series B (LOC; Bank Of Tokyo) (a,b)..............................                     $    9,900,000   $ 9,900,000
ILLINOIS-5.9%
Illinois Development Finance Authority, PCR, VRDN (Illinois Power Co.)
    4%, Series C (LOC; Mitsubishi Bank) (a,b)...............................                         10,400,000    10,400,000
Illinois Health Facilities Authority, Revenue, VRDN:
    (Northwestern Memorial Hospital)
      3.85%  (Corp. Guaranty; Northwestern Memorial Hospital) (a)...........                         24,600,000    24,600,000
    (Revolving Fund Pooled Financing)
      3.85%, Series G (LOC; First National Bank of Chicago) (a,b)...........                         16,250,000    16,250,000
Southwestern Development Authority, SWDR, VRDN (Shell Oil Co. Wood River
Project)
    3.95% (Corp. Guaranty; Shell Oil Co.) (a)...............................                          4,400,000     4,400,000
INDIANA-1.5%
Fort Wayne Hospital Authority, HR, VRDN (Parkview Memorial Hospital)
    4.20%, Series B (LOC; Fuji Bank) (a,b)..................................                          4,500,000     4,500,000
City of Petersburg, SWDR, VRDN (Indianapolis Power and Light Co. Project)
    3.75%, Series A (Corp. Guaranty; Indianapolis Power and Light Co.) (a)..                         10,000,000    10,000,000
KANSAS-1.3%
Topeka, MFHR, VRDN (Topeka Retirement Center Limited)
    4.05% (LOC; Krediet Bank) (a,b).........................................                          6,970,000     6,970,000
Wichita, PCR, Refunding, VRDN (CIC Industries Inc. Project)
    4.45% (LOC; The Bank of New York) (a,b).................................                          5,000,000     5,000,000
KENTUCKY-.5%
Daviess County, Solid Waste Disposal Facility, Revenue, VRDN (Scott Paper Co.
Project)
    3.95%, Series A (LOC; Morgan Guaranty Trust Co.) (a,b)..................                          4,500,000     4,500,000
LOUISIANA-2.2%
New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge Project)
    3.95% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a,b)                         10,000,000    10,000,000
West Baton Rouge Parish Industrial District No. 3, Revenue, VRDN
    (Dow Chemical Co. Project) 4.10%, Series A (Corp. Guaranty; Dow Chemical
Co.) (a)....................................................................                         10,600,000    10,600,000
MAINE-1.5%
Orrington, RRR, VRDN (Penobscott Energy Recovery Co. Project)
    5.075%, Series B (LOC: Bank of Nova Scotia, Bankers Trust,
    Canadian Imperial Bank of Commerce, Long-Term Credit Bank of Japan and
    Toronto Dominian Bank) (a,b)............................................                         13,610,000    13,610,000
MARYLAND-4.3%
Montgomery County, Consolidated, CP:
    3.70%, 1/12/96 (LOC; Union Bank of Switzerland) (b).....................                         30,000,000    30,000,000

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                      PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                                    AMOUNT        VALUE
                                                                                                  -------------  ------------
MARYLAND (CONTINUED)
Montgomery County, Consolidated, CP (continued):
    3.60%, 2/9/96 (LOC; Union Bank of Switzerland) (b)......................                      $  10,000,000  $ 10,000,000
MASSACHUSETTS-1.5%
Massachusetts Water Resource Authority, CP
    3.65%, 12/19/95 (LOC; Morgan Guaranty Trust Co.) (b)....................                         14,000,000    14,000,000
MICHIGAN-5.4%
Michigan Building Authority, Revenue, CP
    3.70%, Series 1, 12/27/95 (LOC; Canadian Imperial Bank of Commerce) (b).                         24,000,000    24,000,000
Michigan Hospital Finance Authority, Revenue, VRDN
    (Hospital Equipment Loan Program)
    3.55% (LOC; Manufacturers Hanover Bank) (a,b)...........................                          1,600,000     1,600,000
Michigan Housing Development Authority, Rental Housing Revenue, Refunding,
VRDN
    3.65%, Series C (LOC; Credit Suisse) (a,b)..............................                         17,000,000    17,000,000
Michigan Strategic Fund, SWDR, VRDN (Grayling Generating Project)
    3.80% (LOC; Barclays Bank) (a,b)........................................                          8,000,000     8,000,000
NEBRASKA-1.5%
Nebraska Higher Education Loan Program Inc., Revenue, VRDN
    (Multiple Mode-Student Loan) 3.65%, Series A (Insured; MBIA) (a)........                         12,995,000    12,995,000
Nebraska Investment Finance Authority, HR, VRDN (Multiple Mode Depreciation
Assets)
    3.60%, Series A (Insured; FGIC) (a).....................................                          1,360,000     1,360,000
NEVADA-.8%
Washoe County, Water Facility Revenue, CP (Sierra Pacific Power Co. Project)
    3.90%, 12/15/95 (LOC; Union Bank of Switzerland) (b)....................                          7,645,000     7,645,000
NEW JERSEY-2.7%
Burlington County, BAN 3.75%, 6/14/96.......................................                         25,500,000    25,460,604
NEW YORK-13.8%
New York City:
    CP 3.80%, Series H-5, 12/6/95 (Insured; MBIA and
      Liquidity Facility; Landesbank Hessen)................................                         25,000,000    25,000,000
    RAN 4.75%, Series B, 6/28/96 (LOC: Bank of Nova Scotia, Canadian Imperial
Bank of Commerce, Chemical Bank, Citibank, Comerica Bank,
      Morgan Guaranty Trust Co. and Union Bank of Switzerland) (b)..........                         15,000,000    15,062,764
    TAN 4.50%, Series A, 2/15/96............................................                         15,000,000    15,023,668
New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue,
    CP 3.55%, 1/25/96 (LOC; Canadian Imperial Bank of Commerce) (b).........                         15,000,000    15,000,000
New York State Dormitory Authority, Revenues, CP (Memorial Sloan Kettering)
    3.70%, Series D, 12/7/95 (LOC; Chemical Bank) (b).......................                         22,950,000    22,950,000

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                      PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                                    AMOUNT         VALUE
                                                                                                    ------------  -----------
NEW YORK (CONTINUED)
New York State Local Government Assistance Corporation, VRDN:
    3.50%, Series A (LOC: Credit Suisse, Swiss Bank Corp. and
      Union Bank of Switzerland) (a,b)......................................                      $  11,800,000  $ 11,800,000
    3.50%, Series C (LOC; Landesbank Hessen) (a,b)..........................                         10,000,000    10,000,000
New York State Power Authority, CP 3.70%, 12/13/95 (Liquidity Facility: Bank of America,
    The Bank of New York, Bank of Nova Scotia, Chemical Bank, Citibank,
    Industrial Bank of Japan, Mitsubishi Bank and Sanwa Bank)...............                         15,000,000    15,000,000
NORTH CAROLINA-.4%
North Carolina Medical Care Community, HR, VRDN (Pooled Equipment Financing
Project)
    3.75% (Insured; MBIA) (a)...............................................                         3,400,000      3,400,000
NORTH DAKOTA-1.0%
North Dakota Housing Finance Agency, Revenue, Home Mortgage
    (Housing Finance Program)
    3.70, Series C, 12/1/95 (GIC; Trinity Funding Corp.)....................                         9,000,000      9,000,000
OHIO-1.4%
University of Cincinnati, General Receipt, BAN 4.25%, 8/28/96...............                         13,000,000    13,023,132
PENNSYLVANIA-3.2%
Columbia County Industrial Development Authority, IDR, VRDN (Kleerdex Co.
Project)
    4.30% (LOC; Bank of Tokyo) (a,b)........................................                         4,800,000      4,800,000
Delaware Valley Regional Finance Authority, Local Government Revenue, VRDN
    4%, Series D (LOC; Marine Midland Bank) (a,b)...........................                         5,000,000      5,000,000
Pennsylvania Energy Development Authority, EDR, VRDN (B & W Ebensburg
Project)
    3.75% (LOC; Swiss Bank Corp.) (a,b).....................................                         8,500,000      8,500,000
Pennsylvania Higher Education Assistance Agency, Student Loan Revenue, VRDN
    3.80%, Series A (LOC; Fuji Bank) (a,b)..................................                         12,100,000    12,100,000
SOUTH CAROLINA-.8%
York County, Industrial Revenue, VRDN (Textron Project)
    5.46% (LOC; Bankers Trust) (a,b)........................................                         7,500,000      7,500,000
TENNESSEE-3.0%
Franklin, IDB, Multi-Family Revenue, VRDN (Landings Project)
    3.65%, Series C (LOC; Citibank) (a,b)...................................                         10,700,000    10,700,000
Sevier County Public Building Authority, Local Government Public Improvement,
VRDN:
    3.70%, Series B-2 (Insured; AMBAC and SBPA; Krediet Bank) (a)...........                          5,000,000     5,000,000
    3.70%, Series B-1 (Insured; AMBAC and SBPA; Krediet Bank) (a)...........                          5,000,000     5,000,000
    3.90%, Series A-1 (Insured; AMBAC and SBPA; Krediet Bank) (a)...........                          7,500,000     7,500,000
TEXAS-8.7%
Brazos River Authority, PCR, Refunding, VRDN (Utility Electric Co.)
    3.95%, Series C (LOC; Swiss Bank Corp.) (a,b)...........................                          7,000,000     7,000,000

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                      PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                                    AMOUNT       VALUE
                                                                                                   ------------   -----------
TEXAS (CONTINUED)
Greater East Texas Higher Education Authority Inc., Student Loan Revenue, VRDN:
    4%, Series B (LOC; Student Loan Marketing Association) (a,b)............                      $  10,000,000  $ 10,000,000
    Refunding, 3.95%, Series A (LOC; Student Loan Marketing Association) (a)                         10,000,000    10,000,000
Gulf Coast Industrial Development Authority, SWDR, VRDN (Citgo Petroleum)
    4% (LOC; Nationsbank of Texas) (b)......................................                         10,000,000    10,000,000
North Texas Higher Education Authority Inc., Student Loan Revenue, VRDN
    4.05% (LOC; Fuji Bank) (a,b)............................................                         10,000,000    10,000,000
Pan-Handle Plains Higher Education Authority Inc., Student Loan Revenue, VRDN
    3.75% (LOC; Student Loan Marketing Association) (a,b)...................                         13,000,000    13,000,000
San Antonio, Electric and Gas Revenue, CP
    3.80%, Series A, 12/5/95 (LOC: Bank of Tokyo, Credit Suisse, Mitsubishi
Bank,
    Sanwa Bank, Sumitomo Bank, Texas Commerce Bank and
    Toronto Dominion Bank) (b)..............................................                         10,500,000    10,500,000
State of Texas Public Finance Authority, Revenue, CP
    3.75%, 1/17/96 (Liquidity Facility; State of Texas Treasurer)...........                         11,500,000    11,500,000
UTAH-4.3%
Intermountain Power Agency, Power Supply Revenue, CP
    3.75%, 12/5/95 (LOC; Bank of America) (b)...............................                         27,900,000    27,900,000
Utah Board of Regents, Student Loan Revenue, Refunding, VRDN
    3.85%, Series A (LOC; Student Loan Marketing Association) (a,b).........                         12,500,000    12,500,000
VIRGINIA-.9%
Charles City and County Industrial Development Authority, Exempt Facility
Revenue,
    VRDN (Chambers Development Inc. Project)
    4% (LOC; North Carolina National Bank) (a,b)............................                         8,700,000      8,700,000
WASHINGTON-.9%
Seattle, Municipal Power and Light Revenue, CP
    3.75%, 2/8/96 (LOC; Morgan Guaranty Trust Co.) (b)......................                         8,500,000      8,500,000
WEST VIRGINIA-.8%
Marion County, Commission Solid Waste Disposal Facility Revenue, VRDN
    (Granttown Project) 3.85%, Series B (LOC; National Westminster Bank) (a,b)                       7,800,000      7,800,000
WISCONSIN-1.8%
City of Ashwaubenon, IDR, VRDN (Bemis Corp. Project)
    5.688% (LOC; Norwest Bank of Minneapolis) (a,b).........................                         3,000,000      3,000,000
Milwaukee Housing Authority, MFHR, VRDN (Yankee Hill Apartments)
    3.65% (LOC; Citibank) (a,b).............................................                         14,000,000    14,000,000
                                                                                                                 ------------
TOTAL INVESTMENTS (cost $938,348,155).......................................                                     $938,358,943
                                                                                                                 ============

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      MBIA     Municipal Bond Investors Assurance
BAN           Bond Anticipation Notes                                      Insurance Corporation
CP            Commercial Paper                                   MFHR     Multi-Family Housing Revenue
EDR           Economic Development Revenue                       PCR      Pollution Control Revenue
FGIC          Financial Guaranty Insurance Company               RAN      Revenue Anticipation Notes
GIC           Guaranteed Investment Contract                     RRR      Resources Recovery Revenue
HR            Hospital Revenue                                   SBPA     Standby Bond Purchase Agreement
IDB           Industrial Development Board                       SWDR     Solid Waste Disposal Revenue
IDR           Industrial Development Revenue                     TAN      Tax Anticipation Notes
LOC           Letter of Credit                                   VRDN     Variable Rate Demand Notes

SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (C)         OR           MOODY'S        OR    STANDARD & POOR'S          PERCENTAGE OF VALUE
---------               ------------------          -------------------        --------------------
F1+/F1                  VMIG1/MIG1, P1 (d)          SP1+/SP1, A1+/A1 (d)              94.7%
AAA/AAA (e)             Aaa/A/ (e)                  AAA/AA (e)                         1.5
Not Rated (f)           Not Rated (f)               Not Rated (f)                      3.8
                                                                                  ------------
                                                                                     100.0%
                                                                                     ==========

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (b) Secured by letters of credit. At November 30, 1995, 58.9% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, and government agencies.
    (c) Fitch currently provides creditworthiness information for a limited number of investments.
    (d) P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.
    (e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
    (f) Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund may invest.


See independent accountants' review report and notes to financial statements.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                               NOVEMBER 30, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $938,348,155)-see statement.....................................                                     $938,358,943
    Cash....................................................................                                       10,039,714
    Interest receivable.....................................................                                        4,896,768
    Prepaid expenses........................................................                                          135,315
                                                                                                                 ------------
                                                                                                                  953,430,740
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                           $385,641
    Accrued expenses and other liabilities..................................                            297,020       682,661
                                                                                                    -----------  ------------
NET ASSETS  ................................................................                                     $952,748,079
                                                                                                                 ============
REPRESENTED BY:
    Paid-in capital.........................................................                                     $954,479,862
    Accumulated undistributed investment income-net.........................                                          133,931
    Accumulated net realized (loss) on investments..........................                                       (1,876,502)
    Accumulated gross unrealized appreciation on investments................                                           10,788
                                                                                                                 ------------
NET ASSETS at value applicable to 954,479,862, outstanding shares of
    Common Stock, equivalent to $1.00 per share (5 billion shares of $.01
    par value authorized)...................................................                                     $952,748,079
                                                                                                                 ============


See independent accountants' review report and notes to financial statements.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS                                                     SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                      $20,106,332
    EXPENSES:
      Management fee-Note 2(a)..............................................                         $2,586,830
      Shareholder servicing costs-Note 2(b).................................                            541,831
      Custodian fees........................................................                             42,580
      Professional fees.....................................................                             41,011
      Registration fees.....................................................                             39,933
      Directors' fees and expenses-Note 2(c)...............................                              29,184
      Prospectus and shareholders' reports..................................                             27,124
      Miscellaneous.........................................................                             17,791
                                                                                                   ------------
          TOTAL EXPENSES....................................................                                        3,326,284
                                                                                                                 ------------
          INVESTMENT INCOME-NET.............................................                                       16,780,048
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 1(b)..............................                        $   101,555
    Net unrealized (depreciation) on investments............................                            (31,005)
                                                                                                    ------------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                           70,550
                                                                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                      $16,850,598
                                                                                                                 ============



See independent accountants' review report and notes to financial statements.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                            YEAR ENDED           SIX MONTHS ENDED
                                                                                             MAY 31,            NOVEMBER 30, 1995
                                                                                              1995                   (UNAUDITED)
                                                                                        -------------------    ------------------
OPERATIONS:
    Investment income-net..............................................                    $  31,988,127        $  16,780,048
    Net realized gain on investments...................................                           64,104              101,555
    Net unrealized appreciation (depreciation) on investments for the period                      34,481              (31,005)
                                                                                        ------------------     ------------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............                       32,086,712           16,850,598
                                                                                        ------------------     ------------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net..............................................                      (31,988,127)         (16,780,048)
                                                                                        ------------------     ------------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold......................................                    3,482,290,984        1,842,026,664
    Dividends reinvested...............................................                       22,043,236           11,005,225
    Cost of shares redeemed............................................                   (3,688,123,812)      (1,833,665,069)
                                                                                        ------------------     ------------------
      INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS                     (183,789,592)          19,366,820
                                                                                        ------------------     ------------------
          TOTAL INCREASE (DECREASE) IN NET ASSETS......................                     (183,691,007)          19,437,370
NET ASSETS:
    Beginning of period................................................                    1,117,001,716          933,310,709
                                                                                        ------------------     ------------------
    End of period (including undistributed investment income-net:
      $133,931 and $133,931, respectively).............................                   $  933,310,709       $  952,748,079
                                                                                        ==================     ==================


See independent accountants' review report and notes to financial statements.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                                            SIX MONTHS ENDED
                                                                       YEAR ENDED MAY 31,                  NOVEMBER 30, 1995
                                                        ---------------------------------------------
PER SHARE DATA:                                           1991    1992      1993      1994     1995              (UNAUDITED)
                                                        -------  -------   -------   -------   -------             ----------
    Net asset value, beginning of period                $  1.00  $  1.00   $  1.00   $  1.00  $  1.00             $  1.00
                                                        -------  -------   -------   -------  -------             ----------
    INVESTMENT OPERATIONS:
    Investment income-net...............                  .0492    .0341     .0221     .0198    .0294               .0162
    Net realized and unrealized gain (loss)
      on investments....................                  .0002    .0005     .0002     --      (.0002)              .0001
                                                        -------  --------  -------   -------   -------             ----------
    TOTAL FROM INVESTMENT OPERATIONS....                  .0494    .0346     .0223     .0198    .0292               .0163
                                                        -------  -------   -------   -------   -------             ----------
    DISTRIBUTIONS;
    Dividends from investment income-net                 (.0492)  (.0340)   (.0221)   (.0198)  (.0294)             (.0162)
                                                        -------  -------   -------   -------   -------             ----------
    Net asset value, end of period......               $   1.00  $  1.00   $  1.00   $  1.00  $  1.00             $  1.00
                                                        =======  =======   =======   =======   =======             ==========
TOTAL INVESTMENT RETURN.................                   5.04%    3.46%     2.23%     2.00%    2.98%               3.25%*
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                 .59%     .62%      .62%      .62%     .62%                .64%*
    Ratio of net investment income to average
      net assets........................                   4.95%    3.41%     2.22%     1.98%     2.91%              3.23%*
    Net Assets, end of period (000's Omitted)          $1,818,864  $1,498,772  $1,413,815  $1,117,002  $933,311  $952,748
    * Annualized.


See independent accountants' review report and notes to financial statements.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $1,338,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 1995. If not applied, the carryover expires in fiscal 1996.
    At November 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of 1/2 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, interest on borrowings, brokerage commissions and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses exceed 21\2% of the first $30 million, 2% of the next $70 million and 11\2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations. There was no expense reimbursement for the six months ended November 30, 1995.
    Effective December 1, 1995, Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, serves as the Fund's Transfer and Dividend Disbursing Agent.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended November 30, 1995, the Fund was charged an aggregate of $296,501 pursuant to the Shareholder Services Plan.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Municipal Money Market Fund, Inc., including the statement of investments, as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended May 31, 1995 and financial highlights for the five years in the period ended May 31, 1995 and in our report dated July 7, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                         (Ernst & Young LLP  Signature Logo)
New York, New York
December 29, 1995




(Dreyfus Lion "d" Logo)
DREYFUS MUNICIPAL MONEY
MARKET FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903


Further information is contained
in the Prospectus, which must
precede or accompany this report.


Printed in U.S.A.                           910SA9511
(Dreyfus Logo)
Municipal
Money Market
Fund, Inc.
Semi-Annual
Report
November 30, 1995